Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes

Note 7. Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
North America	$(4,527)	$(3,087)
Asia-Pacific	(1,373)	17,189

	$(5,900)	$14,102

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
Current:
U.S. Federal	$144	$—
State	49	—
Foreign	276	501

	469	501

Deferred:
U.S. Federal	1,291	850
State	84	100
Foreign	1,114	3,909

	2,489	4,859

	$2,958	$5,360

The components of the net deferred tax liability are as follows (in thousands):

	June 30,
	2011	2012
Deferred tax assets:
Net operating loss and tax credit carryforwards	$17,111	$15,508
Deferred revenue and expenses	466	779
Accrued compensation and other benefits	877	1,322
Allowance for doubtful accounts	374	458
Unrealized exchange gains and losses	—	—

Total deferred tax assets	18,828	18,067
Valuation allowance	—	—

Net deferred tax assets	18,828	18,067

Deferred tax liabilities:
Accelerated tax depreciation and amortization	(34,592)	(38,830)
Other	(71)	—

Total deferred tax liabilities	(34,663)	(38,830)

Net deferred tax liabilities	$(15,835)	$(20,763)

At June 30, 2012, the Company had a U.S. federal net operating loss carryforward of $42,700,000, which expires if unused during fiscal years 2021 – 2032, and an Australian net operating loss carryforward of approximately $17,400,000 with no expiration date. As a result of the stock ownership change in the merger with MOAC (see Note 1), the available deduction of the net operating loss carryforward of $15,300,000 acquired in the Pac-Van acquisition is generally limited to approximately $2,500,000 on a yearly basis.

Management evaluates the ability to realize its deferred tax assets on a quarterly basis and adjusts the amount of its valuation allowance if necessary. No valuation allowance has been determined to be required as of June 30, 2011 and 2012.

A reconciliation of the U.S. federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	Year Ended June 30,
	2011	2012
Federal statutory rate	(34.0)%	34.0%
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	(4.0)	4.0
U.S. income taxes related to RWH IPO	48.5	—
Amortization and impairment of goodwill and intangible assets, net	30.1	—
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)	9.5	—

Effective tax rate	50.1%	38.0%

As a result of the RWH IPO (see Note 1), the Company, among other things, was required to increase, for tax purposes, the cost basis of Royal Wolf’s inventory to fair value, which resulted in a taxable gain of approximately $6,400,000. This gain was recorded in the consolidated income tax expense and, as such, was the most significant portion in the federal rate reconciliation of 48.5% in FY 2011.